Acquisitions and Other - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended					12 Months Ended		1 Months Ended	12 Months Ended	1 Months Ended		12 Months Ended						1 Months Ended				3 Months Ended			12 Months Ended		12 Months Ended
	Apr. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jul. 31, 2010	Jan. 31, 2009	Dec. 31, 2012 Customer Relationships	Dec. 31, 2012 Other Intangible Assets	Apr. 30, 2012 AT&T	Dec. 31, 2010 AT&T	Apr. 30, 2012 Investment Firm	Dec. 31, 2012 Advanced Wireless Services Spectrum Licenses	Dec. 31, 2012 License Purchase and Exchange Transactions	Dec. 31, 2012 Advanced Wireless Services	Jul. 26, 2012 July 26, 2012 Hughes Telematics Acquisition	Jul. 26, 2012 June 1, 2012 Hughes Telematics Acquisition	Feb. 29, 2012 Verizon And Redbox Automated Retail, LLC	Apr. 30, 2011 Terremark Worldwide, Inc.	Apr. 30, 2011 April 30, 2011	Jun. 30, 2010 Alltel Divestiture Markets	Jan. 31, 2009 Alltel Divestiture Markets	Jan. 31, 2009 Alltel Divestiture Markets States With Operating Markets Divested As Regulatory Condition	Jun. 30, 2010 Alltel Divestiture Markets AT&T Mobility	Jun. 30, 2010 Atn Divestiture	Jun. 30, 2010 Alltel Acquisition	Dec. 31, 2010 Alltel Acquisition	Jul. 31, 2010 Verizon Stockholder Interests Following Merger Between Frontier And Spinco	Dec. 31, 2010 Spinco	Dec. 31, 2012 Acquisition of Other Wireless Licenses and Markets
Business Acquisition [Line Items]
Acquisitions										$ 200,000,000		$ 3,900,000,000	$ 2,600,000,000
Other liabilities		6,092,000,000	5,472,000,000											400,000,000
License purchase and exchange transactions, net cash proceeds									1,900,000,000		200,000,000		200,000,000
Number of operating markets divested as regulatory condition of acquisition						105														105	105
Number of states with operating markets divested as regulatory condition of acquisition																						24
Number of operating markets divested																							79	26
Cash amount paid to Verizon for licenses and network assets related to Alltel divestiture markets				2,594,000,000																			2,400,000,000	200,000,000
Merger integration charges																									200,000,000
Goodwill acquired		760,000,000	1,369,000,000							100,000,000																			200,000,000
Wireless licenses		77,744,000,000	73,250,000,000							100,000,000
Merger integration and acquisition related charges				867,000,000															13,000,000							900,000,000
Business Acquisition, Share Price															$ 12			$ 19
Business acquisition, purchase price in cash																600,000,000
Business Acquisition, Purchase Price Allocation, Goodwill Amount															600,000,000
Business Acquisition, Purchase Price Allocation, Amortizable Intangible Assets															100,000,000
Business Acquisition, Purchase Price Allocation, Current Liabilities, Long-term Debt															100,000,000
Cash acquired from acquisition	100,000,000
Amortization period for acquired Intangible assets							13 years	5 years
Number of states with certain local exchange and related landline assets that were spun off					14
Total value of the Spinco transaction to Verizon and its stockholders																											8,600,000,000
Costs incurred related to the separation of the wireline facilities and operations in the markets that were divested to operate on a stand-alone basis subsequent to the closing of the transaction with Frontier																												$ 500,000,000
Verizon ownership percentage																	65.00%
Minority interest percentage		45.00%															35.00%